Related Party Transactions - LNG Terminal Capacity Agreements (Details)	3 Months Ended
	Mar. 31, 2018 USD ($) bcf / d $ / MMBTU	Mar. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Regasification Capacity | bcf / d	4.0
Revenues—affiliate	$ 503,000,000	$ 331,000,000
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
Terminal Use Agreement [Member] | SPLNG [Member] | SPL [Member]
Related Party Transaction [Line Items]
Regasification Capacity | bcf / d	2.0
Related Party Transaction, Committed Annual Fee	$ 250,000,000
Related Party Agreement Term	20 years
Amended and Restated Variable Capacity Rights Agreement [Member] | Cheniere Marketing [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Proceeds (Payments) of Gross Margin Earned, Percentage	80.00%
Revenues—affiliate	$ 0	$ 0
LNG Sale and Purchase Agreement [Member] | Cheniere Marketing [Member] | SPL [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
LNG Volume, Purchase Price Per MMBtu | $ / MMBTU	3.00